[Letterhead of Dechert LLP]
March 4, 2008
Via Edgar
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 192 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically.
No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise Dolan
Elise Dolan